Nature of Business and Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Going Concern
Accumulated deficit	$ 65,189	$ 48,993	$ 71,892
Accounts Receivable
Period of payment due from the invoice date	30 days
Property, Plant and Equipment
Depreciation expense	$ 49	$ 32
Office furniture and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	5 years
Office furniture and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	15 years
Computer software and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years
Computer software and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	4 years
Laboratory and research equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years
Laboratory and research equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	15 years
Production equipment
Property, Plant and Equipment
Estimated useful lives	7 years